BusinessCombinationsAbstract (Details) $ in Thousands, € in Millions	Dec. 22, 2019 EUR (€)	Dec. 22, 2019 USD ($)
Business Acquisition [Line Items]
Current commitments | $		$ 304,700
DK and SBT
Business Acquisition [Line Items]
Aggregate consideration | $		2,700,000
DK and SBT | New DraftKings
Business Acquisition [Line Items]
Aggregate Cash Consideration | €	€ 180
DK and SBT | DK Sellers
Business Acquisition [Line Items]
Aggregate consideration in the form of shares of Class A common stock | $		$ 2,055,000
DK and SBT | Mr. Robins
Business Acquisition [Line Items]
Percentage of voting power of the capital stock	90.00%	90.00%
DK and SBT | SBT Sellers
Business Acquisition [Line Items]
Aggregate consideration | €	€ 590
Percentage of voting power of the capital stock	30.00%	30.00%
DK and SBT | SBT Sellers | New DraftKings
Business Acquisition [Line Items]
Aggregate consideration in the form of shares of Class A common stock | €	€ 410